UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23590

CPG Cooper Square International Equity, LLC

(Exact name of registrant as specified in charter)

805 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

805 Third Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

CPG Cooper Square International Equity, LLC

Financial Statements
(Unaudited)

For the Period November 2, 2021 to March 31, 2022

CPG Cooper Square International Equity, LLC

Table of Contents
For the Period from November 2, 2021 to March 31, 2022 (Unaudited)

Schedule of Investments	1-12
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Statement of Cash Flows	16
Financial Highlights	17-18
Notes to Financial Statements	19-29
Other Information	30-33

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited)
March 31, 2022

Common Stock (83.27%)	Shares	Fair Value
Australia (1.84%)
Treasury Wine Estates, Ltd.	187,417	$1,629,778

Czech Republic (2.09%)
WAG Payment Solutions PLC(a)(b)	1,379,973	1,842,379

France (11.36%)
Edenred(b)	115,803	5,787,863
Safran SA(b)	35,647	4,254,215
		10,042,078
Germany (11.01%)
CTS Eventim AG & Co. KGaA(a)(b)	57,081	3,938,964
SAP SE(b)	39,232	4,414,039
Scout24 SE(b)(c)(d)	23,826	1,378,520
		9,731,523
Great Britain (12.10%)
Ashmore Group PLC	286,553	877,577
Clarivate PLC(a)(b)	131,426	2,202,700
Electrocomponents PLC(b)	213,187	3,042,710
Melrose Industries PLC(b)	1,831,440	3,010,591
Petershill Partners PLC(a)(b)(c)	350,831	1,150,185
Prudential PLC(b)	27,770	414,629
		10,698,392
Hong Kong (4.41%)
AIA Group, Ltd.	370,497	3,900,641

Ireland (7.51%)
CRH PLC(b)	100,227	4,053,665
Experian PLC(b)	66,485	2,583,232
		6,636,897
Japan (14.61%)
Justsystems Corp.	31,375	1,496,694
Keyence Corp.	5,735	2,705,077
NOF Corp.	86,760	3,588,344
Obic Co., Ltd.	7,630	1,157,937
Shiseido Co., Ltd.	55,965	2,867,068
Trancom Co., Ltd.	18,941	1,100,177
		12,915,297
Luxembourg (2.26%)
Perimeter Solutions SA(a)(b)	164,798	1,995,704

Netherlands (4.43%)
ASML Holding NV(b)	5,770	3,916,195

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2022

Common Stock (continued)	Shares	Fair Value
Switzerland (5.01%)
Alcon, Inc.(b)	55,311	$4,429,688

United States (6.64%)
Fidelity National Information Services, Inc.(b)	43,432	4,361,441
PerkinElmer, Inc.(b)	8,673	1,513,092
		5,874,533
Total Common Stock
(Cost $81,310,777)		$73,613,105

Total Investments (83.27%)		$73,613,105
Securities Sold Short (-28.55%)		$(25,234,603)
Other Assets In Excess of Liabilities (45.28%)(e)		40,019,762
Net Assets (100.00%)		$88,398,264

(a)	Non-income producing security.

(b)	All or a portion of the security is pledged as collateral for total return swap contracts and securities sold short. As of March 31, 2022, the aggregate value of those securities was $39,258,270, representing 44.41% of net assets.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022 the aggregate fair value of securities restricted under Rule 144A was 2,528,705, representing 2.86 of net assets.

(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2022, the aggregate fair value of those securities was $1,378,520 representing 1.56% of net assets.

(e)	Includes cash which is being held as collateral for total return swap contracts and securities sold short.

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2022

Common Stock
Japan	14.61%
Great Britain	12.10%
France	11.36%
Germany	11.01%
Ireland	7.51%
United States	6.64%
Switzerland	5.01%
Netherlands	4.43%
Hong Kong	4.41%
Luxembourg	2.26%
Czech Republic	2.09%
Australia	1.84%
83.27%

Securities Sold Short
Common Stock
China	-0.14%
Belgium	-0.23%
Finland	-0.42%
Norway	-0.49%
France	-0.70%
Japan	-1.07%
Netherlands	-1.16%
Bermuda	-1.24%
Taiwan	-1.58%
Great Britain	-2.02%
Germany	-2.82%
Switzerland	-4.12%
United States	-6.18%
Exchange Traded Funds
Brazil	-0.32%
European Union	-0.35%
India	-1.17%
United States	-4.54%
-28.55%

Percentages are based upon net assets.

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2022

TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/ (Received) by the Fund	Termination Date	Value	Net Unrealized Appreciation
Morgan Stanley	Amadeus IT Group SA	$3,300,732	FEDEF-1D	50 bps	05/02/2022	$3,304,052	$3,320
Morgan Stanley	Amplifon SPA	90,502	FEDEF-1D	50 bps	04/28/2023	92,289	1,787
Morgan Stanley	Aritzia Inc	560,720	FEDEF-1D	30 bps	04/10/2023	636,644	75,924
Morgan Stanley	ATS Automation Tooling Systems, Inc.	1,064,566	FEDEF-1D	30 bps	05/02/2022	1,285,317	220,751
Morgan Stanley	Becle SAB de CV	1,733,080	FEDEF-1D	130 bps	05/05/2022	1,799,081	66,001
Morgan Stanley	Brookfield Asset Management, Inc. Class A	4,271,569	FEDEF-1D	30 bps	05/02/2022	4,672,389	400,820
Morgan Stanley	Brookfield Asset Mgmt Reinsurance Partners	—	N/A	– bps	09/30/2022	19,999	19,999
Morgan Stanley	Constellation Software, Inc.	747,898	FEDEF-1D	30 bps	03/01/2023	775,038	27,140
Morgan Stanley	Diasorin SPA	137,073	FEDEF-1D	50 bps	04/25/2023	142,097	5,024
Goldman Sachs	GS Swap GSCBHKDD Basket Index	(831,772)	HIBOR-1M	(55) bps	09/13/2022	(753,431)	78,341
Goldman Sachs	GS Swap GSCBLRST Basket Index	(354,885)	FEDEF-1D	(35) bps	03/06/2023	(346,222)	8,663
Goldman Sachs	GS Swap GSCBSAPP Basket Index	(92,269)	FEDEF-1D	(35) bps	02/08/2023	(85,501)	6,768
Goldman Sachs	GS Swap GSCBSBLD Basket Index	(194,460)	FEDEF-1D	(35) bps	03/08/2023	(163,531)	30,929
Goldman Sachs	GS Swap GSCBWLT2 Basket Index	(678,889)	FEDEF-1D	(35) bps	03/01/2023	(624,286)	54,603
Morgan Stanely	InterContinental Hotels Group PLC	1,919,845	FEDEF-1D	50 bps	11/07/2022	2,055,628	135,783
Goldman Sachs	James Hardie Industries PLC	(477,171)	FEDEF-1D	(50) bps	09/13/2022	(409,401)	67,770
Morgan Stanley	James Hardie Industries PLC	(36,715)	FEDEF-1D	(50) bps	01/03/2023	(28,781)	7,934
Morgan Stanley	Lenovo Group, Ltd.	(532,568)	FEDEF-1D	(50) bps	05/02/2022	(527,602)	4,966
Morgan Stanley	London Stock Exchange	1,479,449	FEDEF-1D	50 bps	04/03/2023	1,546,729	67,280
Morgan Stanley	MS Swap MSCBCHEM Basket Index	(538,010)	FEDEF-1D	(45) bps	04/17/2023	(529,232)	8,778
Morgan Stanley	MS Swap MSCBCMNT Basket Index	(43,460)	FEDEF-1D	(40) bps	04/28/2023	(41,587)	1,873
Morgan Stanley	MS Swap MSCBINDS Basket Index	(43,414)	FEDEF-1D	(40) bps	04/28/2023	(41,769)	1,645
Morgan Stanley	MS Swap MSCSTEEL Basket Index	(43,415)	FEDEF-1D	(40) bps	04/28/2023	(42,524)	891
Morgan Stanley	MS Swap MSESMACH Basket Index(a)	2,578,187	ESTR-1D	59 bps	04/28/2023	2,599,761	21,574
Morgan Stanley	MS Swap MSFOODBV Basket Index(a)	(1,677,336)	ESTR-1D	(37) bps	04/24/2023	(1,656,155)	21,181
Morgan Stanley	MS Swap MSSEEWT Basket Index(a)	(1,212,308)	FEDEF-1D	(110) bps	01/13/2023	(1,188,488)	23,820

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2022

Counterparty	Reference Entity/ Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/ (Received) by the Fund	Termination Date	Value	Net Unrealized Appreciation
Morgan Stanley	MS Swap MSSETECH Basket Index	$(64,654)	FEDEF-1D	(74) bps	02/07/2023	$(61,176)	$3,478
Morgan Stanley	MS Swap MSUKCONS Basket Index	(543,990)	SONIA-1D	(45) bps	04/17/2023	(535,330)	8,660
Morgan Stanley	Rentokil	1,006,839	FEDEF-1D	50 bps	02/21/2023	1,072,031	65,192
Morgan Stanley	Sonic Healthcare, Ltd.	(720,748)	FEDEF-1D	(50) bps	06/03/2022	(673,526)	47,222
Morgan Stanley	STOXX Europe 600 Chemicals Index	(950,944)	FEDEF-1D	(10) bps	05/02/2022	(899,233)	51,711
Morgan Stanley	Symrise Ag	132,395	FEDEF-1D	50 bps	04/25/2023	132,981	586
Morgan Stanley	Treasury Wine Estates, Ltd.	2,027,786	FEDEF-1D	50 bps	05/06/2022	2,098,449	70,663
Morgan Stanley	Universal Music Group	885,893	FEDEF-1D	50 bps	04/04/2023	1,033,642	147,749
		$12,899,526				$14,658,352	$1,758,826

Counterparty	Reference Entity/ Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/ (Received) by the Fund	Termination Date	Value	Net Unrealized Depreciation
Morgan Stanley	Adyen NV	$1,257,231	FEDEF-1D	50 bps	05/02/2022	$1,088,916	$(168,315)
Morgan Stanley	Aveva Group	1,382,192	FEDEF-1D	50 bps	01/10/2023	1,101,221	(280,971)
Morgan Stanley	Breville	(287,688)	FEDEF-1D	(50) bps	02/20/2023	(298,561)	(10,873)
Morgan Stanley	Bureau Veritas SA	1,955,121	FEDEF-1D	50 bps	02/03/2023	1,898,119	(57,002)
Morgan Stanley	Eurofins Scientific	133,277	FEDEF-1D	50 bps	04/25/2023	131,851	(1,426)
Morgan Stanley	Gn Store Nord A/S	1,214,181	FEDEF-1D	50 bps	01/10/2023	1,030,246	(183,935)
Morgan Stanley	Grifols SA	1,413,023	FEDEF-1D	40 bps	01/27/2023	1,371,990	(41,033)
Goldman Sachs	GS Swap GSCBSUTE Basket Index	(869,411)	FEDEF-1D	(15) bps	10/24/2022	(997,298)	(127,887)
Morgan Stanley	Industria de Diseno Textil SA	3,357,465	FEDEF-1D	50 bps	05/02/2022	2,381,905	(975,560)
Morgan Stanley	JB Hi-Fi, Ltd.	(659,107)	FEDEF-1D	(50) bps	05/06/2022	(706,472)	(47,365)
Morgan Stanley	JD.Com, Inc.	4,234,028	FEDEF-1D	50 bps	09/26/2022	3,344,885	(889,143)
Morgan Stanley	MS Swap MSCBMINE Basket Index(a)	(929,311)	FEDEF-1D	(30) bps	04/17/2023	(1,057,107)	(127,796)
Morgan Stanley	MS Swap MSCBNRGY Basket Index	(408,892)	FEDEF-1D	(44) bps	02/03/2023	(436,344)	(27,452)
Morgan Stanley	MS Swap MSCBTELE Basket Index	(774,350)	FEDEF-1D	(45) bps	04/10/2023	(813,507)	(39,157)
Morgan Stanley	MS Swap MSCBUTES Basket Index(a)	(1,087,297)	ESTR-1D	(32) bps	03/24/2023	(1,216,424)	(129,127)
Morgan Stanley	MS Swap MSSENERGY Basket Index	(279,482)	FEDEF-1D	(50) bps	04/10/2023	(291,466)	(11,984)
Morgan Stanley	Olympus Corp Npv	2,280,086	FEDEF-1D	50 bps	01/13/2023	2,031,071	(249,015)
Morgan Stanley	Partners Group Holding AG	1,383,929	FEDEF-1D	50 bps	05/02/2022	1,219,620	(164,309)
Morgan Stanley	REPSOL	(618,941)	FEDEF-1D	(50) bps	12/12/2022	(672,092)	(53,151)
Morgan Stanley	Schneider Electric	2,568,596	FEDEF-1D	50 bps	02/03/2023	2,492,447	(76,149)

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2022

Counterparty	Reference Entity/ Obligation	Notional Amount	Floating Rate Index	Floating Rate Paid/ (Received) by the Fund	Termination Date	Value	Net Unrealized Depreciation
Morgan Stanley	Sensata Technologies Holding PLC	$4,743,602	FEDEF-1D	30bps	05/02/2022	$4,192,989	$(550,613)
Morgan Stanley	Worldline SA/France	3,478,781	FEDEF-1D	50 bps	01/03/2023	2,886,265	(592,516)
Bank of America	Yadea Group Holdings	(214,913)	FEDEF-1D	(35) bps	04/24/2023	(256,842)	(41,929)
		$23,272,120				$18,425,412	$(4,846,708)
TOTAL		$36,171,646				$33,083,764	$(3,087,882)

ESTR-1D - Euro Short-Term Rate (Daily)

FEDEF-1D - Federal Funds Effective Rate (Daily)

HIBOR-1M - Hong Kong Interbank Offered Rate (Monthly)

SONIA-1D - Daily Sterling Overnight Index Average (Daily)

(a)	See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSCBUTES Basket Index as of March 31, 2022.

MS Swap MSCBUTES Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Enagas SA	(9,261)	(EUR 186,603)	17.07%
National Grid PLC	(6,585)	(91,335)	8.35%
Red Electrica Corp SA	(25,613)	(476,665)	43.60%
Terna - Rete Elettrica Nazionale	(43,491)	(338,793)	30.99%
Common Stocks Total		(1,093,396)	100.01%
Total Short Securities (Euros)		(1,093,396)	-1,093,266.72

	03/31 USDEUR Spot Rate of	0.899
Grand Total (US Dollars)		(USD 1,216,424)

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSSEEWT Basket Index as of March 31, 2022.

MS Swap MSSEEWT Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Accton Technology Corp.	(1,024)	(USD 7,955)	5.98%
Advantech Co., Ltd.	(838)	(10,815)	3.35%

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2022

Description	Shares	Value	Percentage of Value
Airtac International Group	(284)	(9,218)	3.20%
ASE Technology Holding Co., Ltd.	(5,631)	(20,327)	2.72%
Asia Cement Corp.	(5,625)	(9,562)	2.64%
ASMedia Technology, Inc.	(90)	(6,090)	2.53%
Asustek Computer, Inc.	(1,350)	(17,610)	2.52%
AU Optronics Corp.	(20,212)	(13,946)	2.34%
Catcher Technology Co., Ltd.	(1,532)	(7,722)	2.31%
Cathay Financial Holding Co., Ltd.	(13,309)	(29,945)	2.29%
Chailease Holding Co., Ltd.	(2,419)	(21,405)	2.29%
Chang Hwa Commercial Bank, Ltd.	(13,432)	(9,000)	2.08%
Cheng Shin Rubber Industry Co., Ltd.	(5,115)	(6,343)	2.03%
Chicony Electronics Co., Ltd.	(2,044)	(6,398)	2.01%
China Development Financial Holding Corp.	(35,601)	(23,853)	2.00%
China Steel Corp.	(20,476)	(27,848)	1.80%
Chunghwa Telecom Co., Ltd.	(6,139)	(27,196)	1.71%
Compal Electronics, Inc.	(10,494)	(9,864)	1.59%
CTBC Financial Holding Co., Ltd.	(29,177)	(30,052)	1.58%
Delta Electronics, Inc.	(3,347)	(31,362)	1.53%
E.Sun Financial Holding Co., Ltd.	(20,633)	(23,728)	1.48%
Eclat Textile Co., Ltd.	(508)	(8,475)	1.41%
Evergreen Marine Corp Taiwan, Ltd.	(8,446)	(39,781)	1.38%
Far Eastern New Century Corp.	(7,928)	(8,404)	1.37%
Far EasTone Telecommunications Co., Ltd.	(3,839)	(9,867)	1.37%
Feng TAY Enterprise Co., Ltd.	(1,134)	(7,574)	1.35%
First Financial Holding Co., Ltd.	(19,122)	(18,930)	1.33%
Formosa Chemicals & Fibre Corp.	(5,887)	(16,247)	1.28%
Formosa Petrochemical Corp.	(2,812)	(9,251)	1.27%
Formosa Plastics Corp.	(6,656)	(24,760)	1.25%
Foxconn Technology Co., Ltd.	(3,049)	(6,677)	1.17%
Fubon Financial Holding Co., Ltd.	(12,106)	(32,323)	1.11%
Giant Manufacturing Co., Ltd.	(768)	(6,981)	1.05%
Globalwafers Co., Ltd.	(512)	(11,988)	1.04%
Highwealth Construction Corp.	(3,579)	(5,654)	1.02%
Hiwin Technologies Corp.	(701)	(5,875)	1.02%
Hon Hai Precision Industry Co., Ltd.	(19,195)	(71,023)	1.01%
Hotai Motor Co., Ltd.	(579)	(12,089)	0.96%
Hua Nan Financial Holdings Co., Ltd.	(17,856)	(15,178)	0.94%
Innolux Corp.	(20,989)	(12,384)	0.92%
Inventec Corp.	(7,929)	(6,819)	0.92%
Largan Precision Co., Ltd.	(166)	(10,903)	0.91%
Lite-On Technology Corp.	(4,607)	(10,964)	0.91%
Mega Financial Holding Co., Ltd.	(18,168)	(27,252)	0.91%
Micro-Star International Co., Ltd.	(1,788)	(8,117)	0.87%

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2022

Description	Shares	Value	Percentage of Value
Nan Ya Plastics Corp.	(8,443)	(27,438)	0.85%
Nanya Technology Corp.	(3,327)	(8,052)	0.83%
Nien Made Enterprise Co., Ltd.	(512)	(6,009)	0.83%
Novatek Microelectronics Corp.	(1,094)	(16,283)	0.80%
Oneness Biotech Co., Ltd.	(762)	(5,710)	0.78%
Other securities	(246,792)	(387,405)	19.20%
Common Stocks Total		(1,188,650)	100.00%
Total Short Securities (US Dollars)		(1,188,650)	-1,188,488.40

Remaining Securities and Cash		162
Grand Total (US Dollars)		(USD 1,188,488)

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSFOODBV Basket Index as of March 31, 2022.

MS Swap MSFOODBV Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Beiersdorf AG	(2,883)	(EUR 274,489)	18.44%
Britvic PLC	(7,988)	(76,286)	5.13%
Calbee, Inc.	(3,264)	(56,924)	3.82%
Essity AB	(6,312)	(135,259)	9.09%
Gruma SAB de CV	(25,596)	(287,697)	19.33%
Grupo Bimbo SAB de CV	(48,599)	(131,217)	8.82%
Hengan International Group Co., Ltd.	(37,327)	(154,907)	10.41%
Henkel AG & Co KGaA	(2,198)	(133,348)	8.96%
Loblaw Cos., Ltd.	(2,137)	(172,503)	11.59%
Nissin Foods Holdings Co., Ltd.	(1,016)	(64,475)	4.33%
Common Stocks Total		(1,487,103)	99.91%
Total Short Securities (Euros)		(1,487,103)	-1,488,477.62

	12/31 USDEUR Spot Rate of	0.898
Grand Total (US Dollars)		(USD 1,656,155)

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2022

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSCBMINE Basket Index as of March 31, 2022.

MS Swap MSCBMINE Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
Anglo American PLC	(2,421)	(USD 127,343)	12.05%
Antofagasta PLC	(4,945)	(110,178)	10.42%
BHP Group, Ltd.	(7,330)	(286,981)	27.15%
Rio Tinto PLC	(2,837)	(227,414)	21.51%
Southern Copper Corp.	(1,552)	(117,800)	11.14%
Teck Resources, Ltd.	(4,668)	(188,522)	17.83%
Thungela Resources, Ltd.	(242)	(3,092)	0.29%
Common Stocks Total		(1,061,330)	100.40%
Total Short Securities (US Dollars)		(1,061,330)

Remaining Securities and Cash		4,223
Grand Total (US Dollars)		(USD 1,057,107)

The following table represents the equity basket holdings underlying the total return swap with MS Swap MSESMACH Basket Index as of March 31, 2022.

MS Swap MSESMACH Basket Index

Description	Shares	Value	Percentage of Value
Short Securities
Common Stocks
BAE Systems PLC	43,809	USD 372,204	15.93%
Bayer AG	5,833	362,199	15.50%
Brookfield Renewable Partners LP	6,611	244,041	10.44%
Epiroc AB	6,851	133,588	5.72%
Epiroc AB	7,987	131,367	5.62%
Nibe Industrier AB	28,070	284,371	12.17%
Orsted AS	2,035	232,266	9.94%
Thales SA	3,359	382,729	16.38%
The Weir Group PLC	9,716	193,839	8.30%
Common Stocks Total		2,336,606	100.00%
Total Short Securities (Euros)		2,336,606	2,336,547.95

	03/31 USDEUR Spot Rate of	0.899
Grand Total (US Dollars)		USD 2,599,761

See accompanying Notes to Schedule of Investments.

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2022

Securities Sold Short(a)

Common Stocks (22.17%)	Shares	Fair Value
Belgium (0.23%)
Etablissements Franz Colruyt NV	(4,868)	$(203,114)

Bermuda (1.24%)
Triton International, Ltd.	(15,569)	(1,092,632)

China (0.14%)
Yum China Holdings, Inc.	(2,977)	(123,665)

Finland (0.42%)
Kone Oyj, Class B	(6,961)	(368,592)

France (0.70%)
SEB SA	(2,251)	(317,079)
Trigano SA	(2,073)	(304,461)
		(621,540)
Germany (2.82%)
Bayerische Motoren Werke AG	(8,644)	(755,955)
Duerr AG	(5,921)	(176,690)
HelloFresh SE	(7,883)	(359,261)
Wacker Chemie AG	(6,980)	(1,201,835)
		(2,493,741)
Great Britain (2.02%)
Amcor PLC	(89,591)	(1,015,066)
Ferguson PLC	(4,477)	(610,335)
GlaxoSmithKline PLC	(7,486)	(162,355)
		(1,787,756)
Japan (1.07%)
Daikin Industries, Ltd.	(2,750)	(507,745)
TOTO, Ltd.	(10,684)	(434,842)
		(942,587)
Netherlands (1.16%)
Koninklijke Ahold Delhaize NV	(16,515)	(535,000)
Randstad NV	(8,119)	(493,596)
		(1,028,596)
Norway (0.49%)
Orkla ASA	(48,525)	(434,860)

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2022

Common Stocks (continued)	Shares	Fair Value
Switzerland (4.12%)
Kuehne + Nagel International AG	(2,092)	$(598,104)
Nestle SA	(3,638)	(475,183)
Roche Holding AG	(383)	(152,513)
STMicroelectronics NV	(22,790)	(1,003,896)
Swisscom AG	(2,343)	(1,413,056)
		(3,642,752)
Taiwan (1.58%)
iShares MSCI Taiwan ETF	(14,427)	(886,539)
United Microelectronics Corp., Sponsored ADR	(55,737)	(508,321)
		(1,394,860)
United States (6.18%)
Airbnb, Inc., Class A	(2,407)	(413,426)
AutoNation, Inc.	(1,911)	(190,297)
AutoZone, Inc.	(187)	(382,336)
Brunswick Corp.	(3,128)	(253,024)
Camping World Holdings, Inc., Class A	(16,053)	(448,681)
Flowers Foods, Inc.	(33,675)	(865,784)
General Mills, Inc.	(3,592)	(243,250)
HP, Inc.	(16,475)	(598,043)
Kraft Heinz Co.	(2,948)	(116,122)
Malibu Boats, Inc.	(1,276)	(74,021)
MarineMax, Inc.	(2,195)	(88,371)
Polaris, Inc.	(2,388)	(251,504)
Target Corp.	(2,044)	(433,778)
Textainer Group Holdings, Ltd.	(22,369)	(851,588)
Whirlpool Corp.	(1,466)	(253,295)
		(5,463,520)
Total Common Stocks
(Proceeds $19,673,239)		$(19,598,215)

CPG Cooper Square International Equity, LLC

Schedule of Investments (Unaudited) (Continued)
March 31, 2022

Exchange Traded Funds (6.38%)	Shares	Fair Value
Invesco DB US Dollar Index Bullish Fund	(46,000)	$(1,209,800)
iShares® Core MSCI Total International Stock ETF	(12,578)	(837,443)
iShares® MSCI ACWI ex US ETF	(16,229)	(848,290)
iShares® MSCI Brazil ETF	(7,495)	(283,386)
iShares® U.S. Home Construction ETF	(4,520)	(267,855)
Vanguard® FTSE Europe ETF	(5,016)	(312,396)
Vanguard® Total International Stock ETF	(14,171)	(846,576)
WisdomTree India Earnings Fund	(28,621)	(1,030,642)

Total Exchange Traded Funds
(Proceeds $5,819,895)		$(5,636,388)

Total Securities Sold Short (28.55%)
(Proceeds $25,493,134)		$(25,234,603)

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Statement of Assets and Liabilities (Unaudited)
March 31, 2022

Assets
Investments, at fair value (Cost $81,310,777)	$73,613,105
Cash	44,486,780
Foreign tax reclaims	25,405
Dividends receivable	305,992
Unrealized appreciation on total return swap contracts (net of premiums paid $0)	1,758,826
Receivable for distributions from Investment Funds	540,846
Prepaid Directors’ and Officer fees	30,011
Prepaid expenses and other assets	31,426
Total Assets	120,792,391

Liabilities
Securities sold short, at value (Proceeds $25,493,134)	25,234,603
Unrealized depreciation on total return swap contracts (net of Premiums paid $0)	4,846,708
Capital contributions received in advance	1,450,000
Payable for Investments purchased	202,260
Payable to Adviser	193,165
Professional fees payable	112,586
Payable for total return swap contracts payments	109,515
Transfer agency fees payable	50,546
Payable for short sale dividends	35,870
Distribution and servicing fees payable	34,986
Due to custodian for cash overdraft	21,547
Accounting and administration fees payable	6,030
Accounts payable and other accrued expenses	96,311
Total Liabilities	32,394,127
Net Assets	$88,398,264

Composition of Net Assets
Paid-in capital	$103,096,401
Total distributable (loss)	(14,698,137)
Net Assets	$88,398,264

Net Assets Attributable to:
Class A Units	$55,105,273
Class I Units	33,292,991
$88,398,264
Units of Beneficial Interest Outstanding (Unlimited Number of Units Authorized):
Class A Units	$4,117,207
Class I Units	1,843,965
$5,961,172
Net Asset Value per Unit:
Class A Units	$13.38
Class I Units	$18.06

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Statement of Operations (Unaudited)
For the Six Months Ending March 31, 2022

Investment Income
Dividend income (net, Foreign withholding tax $(10,225))	$169,261
Investment Income	169,261

Expenses
Management fee	566,197
Transfer agent fees	45,256
Accounting and administration fees	67,272
Professional fees	152,017
Distribution fees
Class A	209,185
Offering costs	37,248
Dividend expense on short sales	279,070
Directors’ and Officer fees	46,363
Custody fees	37,436
Insurance expense	2,000
Other fees	13,268
Total Expenses	1,455,312
Less fees waived/reimbursed by Adviser
Class A Shares	(79,951)
Class I Shares	(49,080)
Net expenses	1,326,281

Net Investment Loss	(1,157,020)

Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) from:
Investments	(4,100,188)
Securities sold short	2,053,438
Total return swap contracts	505,697
Foreign currency transactions	(37,775)
Net change in unrealized appreciation/(depreciation) on:
Investments	(9,255,309)
Securities sold short	1,136,328
Total return swap contracts	(3,460,976)
Foreign currency	2,896
Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)	(13,155,889)
Net Decrease in Net Assets Resulting from Operations	$(14,312,909)

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2022 (Unaudited)	For the Period November 2, 2020 (Commencement of Operations) to September 30, 2021
Changes in Net Assets Resulting from Operations
Net investment loss	$(1,157,020)	$(1,333,289)
Net realized gain/(loss)	(1,578,828)	1,044,124
Net change in unrealized appreciation/(depreciation)	(11,577,061)	1,050,518
Net Change in Assets Resulting from Operations	(14,312,909)	761,353

Distributions to investors
Class A Units	(712,220)	—
Class I Units	(434,361)	—
Net Change in Net Assets from Distributions to Investors	(1,146,581)	—

Change in Net Assets Resulting from Capital Transactions
Class A Units
Capital contributions	9,477,300	55,227,115
Reinvested distributions	703,585	—
Capital withdrawals	(490,540)	—
Total Class A Units Transactions	9,690,345	55,227,115
Class I Units
Capital contributions	5,371,970	32,327,980
Reinvested distributions	427,833	—
Capital withdrawals	(48,842)	—
Total Class I Units Transactions	5,750,961	32,327,980
Net Change in Net Assets Resulting from Capital Transactions	15,441,306	87,555,095

Total Net increase/(decrease) in Net Assets	(18,184)	88,316,448

Net Assets
Beginning of period	88,416,448	100,000
End of period	$88,398,264	$88,416,448

Unit Activity
Class A Units
Capital contributions	635,816	3,462,223
Reinvested distributions	47,860	—
Capital withdrawals	(32,026)	—
Net Change in Class A Units Outstanding	651,650	3,462,223
Class I Units
Capital contributions	264,190	1,558,014
Reinvested distributions	21,628	—
Capital withdrawals	(2,368)	—
Net Change in Class I Units Outstanding	283,450	1,558,014

Total Change in Units Outstanding	935,100	5,020,237

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Statement of Cash Flows (Unaudited)
For the Six Months Ended March 31, 2022

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(14,312,909)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Net realized gain from investments	4,100,188
Net realized loss on securities sold short	(2,053,438)
Net change in unrealized depreciation on investments	9,255,309
Net change in unrealized appreciation on securities sold short	(1,136,328)
Net change in unrealized appreciation on total return swaps	3,460,976
Purchases of Investment Funds	(43,758,184)
Sales of Investment Funds	25,402,002
Proceeds from securities sold short transactions	36,521,552
Purchases to cover securities sold short transactions	(38,199,554)
(Increase)/Decrease in assets:
Deposit with broker	2,000,000
Due from advisor	1,008,845
Deferred offering costs	37,248
Dividend receivable	(204,389)
Foreign tax reclaims	(3,455)
Receivable for total return swap contracts	31,022
Prepaid Directors’ and Officer fees	(13,111)
Prepaid expenses and other assets	(28,425)
Increase/(Decrease) in liabilities:
Payable for short sale dividends	(40,879)
Payable to Adviser	(1,035,343)
Payable for Directors and officer fees	(2,000)
Accounting and administration fees payable	(33,846)
Incentive fees payable	(239,211)
Payable for total return swap contract payments	42,738
Due to custodian for cash overdraft	21,547
Professional fees payable	(10,721)
Distribution and servicing fees payable	636
Transfer agency fees payable	22,510
Accounts payable and other accrued expenses	11,195
Net cash used in operating activities	(19,156,025)

Cash Flows from Financing Activities:
Proceeds from capital contributions, including capital contributions received in advance	12,883,470
Payments for capital withdrawals	(539,382)
Distributions paid	(539,382)
Net cash provided by financing activities	12,328,925

Net Change in cash	(6,827,100)
Cash, beginning of period	$51,313,880
Cash, end of period	$44,486,780
*Includes cash denominated in foreign currencies.

Reconciliation of cash at the beginning of the period to the Consolidated Statement of Assets and Liabilities:
Cash	51,227,551
Cash denominated in foreign currencies	86,329
Cash, end of year	51,313,880

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Financial Highlights
Class A

	For the Six Months Ended March 31, 2022 (Unaudited)		For the Period November 2, 2020 (Commencement of operations) to September 30, 2021
Per Unit Operating Performance:
Net Asset Value, Beginning of Period	$15.90		$15.00

Activity from investment operations:(1)
Net investment loss(2)	(0.21)		(0.32)	(2)
Net realized and unrealized gain/(loss)	(2.11)		1.22
Total from investment operations	(2.32)		0.90

Distributions to investors
From net realized gains	(0.20)		—
Total distributions to investors	(0.20)		—

Net Asset Value, End of Period	$13.38		$15.90

Net assets, end of period (in thousands)	$55,105		$55,083

Ratios to Average Net Assets (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	3.49	%(3)	5.11	%(3)
Operating expenses including fee waivers/reimbursements	3.21	%(3)	3.77	%(3)
Net investment loss including fee waivers/reimbursements	(2.84)	%(3)	(2.20)	%(3)
Ratios to Average Net Assets (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	2.87	%(3)	3.95	%(3)
Operating expenses including fee waivers/reimbursements	2.59	%(3)	2.61	%(3)
Net investment loss including fee waivers/reimbursements	(2.22)	%(3)	(1.04)	%(3)
Portfolio turnover rate(4)	37%		78%
Total Return(5)(6)	(14.73)%		6.00%
Total return excluding incentive fees(7)	(14.73)%		6.00%

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	Based on average shares outstanding during the period.

(3)	Net investment loss and total expenses are annualized for periods less than one full year, except for organizational costs and incentive fees which are one-time expenses. During the period there was no incentive fee for class A.

(4)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(5)	Total return reflects the changes in net asset value and adjusted for cash flows related to capital contributions and withdrawals during the period. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(6)	Not annualized.

(7)	Class A did not incur any incentive fees during the period.

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Consolidated Financial Highlights
Class I

	For the Six Months Ended March 31, 2022 (Unaudited)		For the Period November 2, 2020 (Commencement of operations) to September 30, 2021
Per Unit Operating Performance:
Net Asset Value, Beginning of Period	$21.36		$20.00

Activity from investment operations:(1)
Net investment loss(2)	(0.21)		(0.49)	(2)
Net realized and unrealized gain/(loss)	(2.83)		1.85
Total from investment operations	(3.04)		1.36

Distributions to investors
From net realized gains	(0.26)		—
Total distributions to investors	(0.26)		—

Net Asset Value, End of Period	$18.06		$21.36

Net assets, end of period (in thousands)	$33,293		$33,333

Ratios to Average Net Assets (including interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	2.74	%(3)	5.42	%(3)
Operating expenses including fee waivers/reimbursements	2.46	%(3)	3.85	%(3)
Net investment loss including fee waivers/reimbursements	(2.10)	%(3)	(2.39)	%(3)
Ratios to Average Net Assets (excluding interest expense and dividend expense on securities sold short)
Operating expenses excluding fee waivers/reimbursements	2.13	%(3)	4.36	%(3)
Operating expenses including fee waivers/reimbursements	1.85	%(3)	2.79	%(3)
Net investment loss including fee waivers/reimbursements	(1.48)	%(3)	(1.33)	%(3)
Portfolio turnover rate(4)	37%		78%
Total Return(5)(6)	(14.33)%		6.80%
Total return excluding incentive fees(7)	(14.33)%		7.55%

(1)	Selected data is for a single unit outstanding throughout the period.

(2)	Based on average shares outstanding during the period.

(3)	Net investment loss and total expenses are annualized for periods less than one full year, except for organizational costs which are one-time expenses. During the period there was no incentive fee for class I.

(4)	Portfolio turnover for periods less than one year are not annualized and does not include securities received or delivered from processing creations or redemptions in-kind.

(5)	Total return reflects the changes in net asset value and adjusted for cash flows related to capital contributions and withdrawals during the period. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(6)	Not annualized.

(7)	Class I did not incur any incentive fees during the period.

See accompanying Notes to Financial Statements.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited)
March 31, 2022

1. ORGANIZATION

CPG Cooper Square International Equity, LLC (the “Fund”) was organized as a Delaware limited liability company on July 14, 2020. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund commenced operations on November 2, 2020. The Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware Limited Liability Company registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund’s investment sub-adviser (the “Sub-Adviser”) is Select Equity Group, L.P., a Delaware limited partnership registered under the Advisers Act. The Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio. The Fund’s investment objective is to seek to achieve maximum total return. The Fund seeks to achieve its investment objective by investing primarily in equity securities of non-U.S.-domiciled issuers, including those domiciled in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. For purposes of the Fund’s investment program, “Equity securities” means common and preferred stocks (including investments in initial public offerings), convertible securities, warrants and rights. The Fund may invest in equity securities without restriction to market capitalization. The Fund’s approach involves taking long and short positions in equity securities – namely, investing long on the basis of extensive research and fundamental analysis, and seeking to take opportunistic advantage of market inefficiencies by selling other securities short. The majority of the Fund’s long exposure is to growth companies with high returns on capital and high barriers to competition that the Sub-Adviser believes are trading at a discount to their intrinsic value. The Sub-Adviser invests in a majority of these companies with an expectation of a multi-year holding period. The Fund’s long exposure also includes investments in more opportunistic situations that may be held for a multi-quarter, rather than multi-year, time frame. In the short portfolio, the Fund attempts to identify companies that are exposed to ongoing competitive pressures with poor returns on capital and deteriorating fundamentals. The short positions generally are not selected as direct hedges to the long positions. Under extraordinary circumstances, the Fund may acquire substantial stakes in public companies; however, the Fund generally does not invest more than 10% of its net asset value (measured at the time of purchase) in the voting securities of any one investment. The Fund may seek to obtain exposure to particular issuers or securities through derivative transactions, including, without limitation, swaps (including total return swaps), contracts for differences, options and other types of derivative arrangements for investment or hedging purposes.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board has the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Fund shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board.

The Fund offers two classes of limited liability company interests (“Units”), Class A Units and Class I Units, which are registered under the Securities Act of 1933, as amended, and offered to qualified clients as defined in Rule 205-3 under the Advisers Act. Each class of Units has certain differing characteristics, particularly in terms of the distribution fees that may be charged to investors. While neither the Fund nor Foreside Fund Services, LLC, the distributor of the Fund’s Units, on a best effort basis (the “Distributor”), imposes a sales load on purchases of Class A or Class I Units, financial intermediaries may directly charge Class A investors certain transaction or other fees in such amounts as they may determine. Under the terms of the Fund’s distribution agreement, the Distributor is authorized to pay third parties, including brokers, dealers and certain financial advisors (which may include wealth advisors) and others (collectively, “Selling Agents”) for the provision of distribution services as contemplated by Rule 12b-1 under the 1940 Act and for non-12b-1 services to investors holding Class A Units. The Fund pays the Distributor a monthly fee out of the net assets of Class A Units at the annual rate of 0.75% of the net asset value of Class A Units determined and accrued as of the end of each month (before any repurchases of Class A Units, but after the Management Fee (defined below) is calculated and accrued) (the “Distribution and Servicing

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

1. ORGANIZATION (continued)

Fee”). The Distributor pays the Distribution and Servicing Fee to Selling Agents, who may use such fee to compensate the financial advisors involved in the sale of Units. Amounts retained by the Distributor, if any, are used by the Distributor to pay for Fund-related distribution and servicing expenses. Payment of the Distribution and Servicing Fee is governed by the Fund’s Rule 12b-1 Plan, which, pursuant to the conditions of an exemptive order issued by the Securities and Exchange Commission (the “SEC”), has been adopted by the Fund with respect to Class A Units in compliance with Rule 12b-1 under the 1940 Act. The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and Class A investors are subject to the Distribution and Servicing Fee as long as they hold their Class A Units. Each compensated Selling Agent is paid by the Distributor based on the net asset value of outstanding Class A Units held by investors that receive services from such Selling Agent. Class I Units are not subject to the Distribution and Servicing Fee.

The Fund is offering up to $250 million of Units on a continuous basis through the Distributor. The net asset values of each class of Units will vary over time as a result of the differing fees and expenses applicable to each class of Units and different initial offering prices and inception dates. Units may be purchased as of the first business day of each month based upon their then current net asset value per Unit. Purchase proceeds do not become the Fund’s assets until each closing date on which Units are delivered. Investors’ funds are held in escrow prior to the acceptance of orders and investment of the funds.

The Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

On March 14, 2022, Macquarie Asset Management, the asset management division of Macquarie Group (ASX: MQG; ADR: MQBKY), announced the completion of its acquisition of Central Park Group, LLC, an independent investment advisory firm that specializes in institutional-quality alternative investment strategies for high-net-worth investors.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Fund’s policy to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its net investment income and net realized gain on investments, if any, earned each year. In addition, the Fund intends to distribute sufficient income and gains each year so as to not be subject to U.S. Federal excise tax on certain undistributed amounts. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

The Fund has adopted a tax-year end of September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable.

The character of distributions made during the period from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. There were no distributions paid during the period ended March 31, 2022.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The cost of investments and the gross unrealized appreciation and depreciation on investments as of March 31, 2022 are noted below.

Federal tax cost of investments	$81,310,777
Gross unrealized appreciation	69,073,588
Gross unrealized depreciation	(77,903,854)
Net unrealized depreciation	$(8,830,266)

Cash: Cash consists of monies held at the Bank of New York Mellon (the “Custodian”), cash on deposit, and cash held at prime brokers. Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Short-Term Investments: Short-term investments represent investments in high quality money market instruments and money market mutual funds, and are recorded at net asset value per share (“NAV”) per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. The Due from Broker amount represents the cash collateral from the short and swap positions that the Fund holds.

Investment Transactions: Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded on an accrual basis. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

Foreign Currency: Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Short sales: The Fund may sell a security that it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to a broker-deal through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Class allocations: Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated monthly to each class of shares based on its respective percentage of adjusted net assets at the beginning of the month.

3.	PORTFOLIO VALUATION

The NAV of the Fund is calculated as of the close of business on the last business day of each calendar month, each date that Units are offered or repurchased and at such other times as the Board shall determine (each, a “Valuation Date”). In determining its NAV, the Fund values its investments as of the relevant Valuation Date. The NAV of the Fund equals, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Valuation Date. The NAVs of the Class A Units and Class I Units are calculated separately based on the fees and expenses applicable to each class.

The 1940 Act provides that securities for which market quotations are “readily available” must be valued at market value, and all other securities and other assets must be valued at “fair value” as determined in good faith by the Board. The Board has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”), which memorialize the methods used for determining the value of the Fund’s portfolio securities, and the Adviser oversees the valuation of the Fund’s investments on behalf of the Fund. The Board has assigned to the Adviser general responsibility for determining, in accordance with such procedures, the value of such investments, subject to the statutory obligations of the Board under the 1940 Act. The Adviser has contracted the Sub-Adviser to manage the Fund’s investments. Investments are valued in accordance with the Fund’s Valuation Procedures.

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Equity securities, including both long and short positions, are generally valued at the last composite close price on the Valuation Date. If an equity trades on multiple exchanges, the security will be valued at the closing price from the U.S. exchange that the security last traded on before or at the close of the Valuation Date. Publicly-traded foreign equity securities are valued at the last trade price on the securities exchange or national securities market on which such

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

3.	PORTFOLIO VALUATION (continued)

securities primarily are traded (the “primary market”) during regular trading hours on the Valuation Date. Such securities generally are categorized as Level 1 securities. If there are no such trades in the security on the Valuation Date, the security will be valued at the last bid (for long positions) or last ask (for short positions). Debt securities will generally be valued, to the extent possible by an independent pricing service who provides evaluated prices using a variety of inputs, models and assumptions. These securities will be categorized as Level 2 securities. If there is no trade or bid/ask on the previous day, the security will be fair valued. Equity-linked instruments, such as total return swaps, are valued based on the value of the underlying reference asset(s) and the terms of the instrument (e.g., an interest rate) to approximate what the Fund would receive on a current termination of the instrument. Such reference asset(s) are valued in accordance with the applicable provisions of the Valuation Procedures. Such securities will generally be categorized as Level 2 securities.

The following table represents the inputs used to value the investments at fair value on the Statement of Assets and Liabilities within the valuation hierarchy as of March 31, 2022:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$73,613,105	$—	$—	$73,613,105
TOTAL	$73,613,105	$—	$—	$73,613,105

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts**	$—	$1,758,826	$—	$1,758,826
Liabilities
Securities Sold Short
Common Stocks	(19,598,215)	—	—	(19,598,215)
Exchange Traded Funds	(5,636,388)	—	—	(5,636,388)
Total Return Swap Contracts**	—	(4,846,707)	—	(4,846,707)
TOTAL	$(25,234,603)	$(3,087,881)	$—	$(28,322,484)

*	Refer to the Fund’s Schedule of Investments for a listing of securities by type.

**	Swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3 during the period.

4.	DERIVATIVE INSTRUMENTS

The Fund is permitted to and also enters into various types of derivative contracts. In doing so, the Fund will employ strategies in differing combinations to permit them to increase, decrease, or change the level or type of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

The Fund’s use of derivatives can result in losses due to unanticipated changes in the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposure to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

4.	DERIVATIVE INSTRUMENTS (continued)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

These associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Total Return Swap Contracts: Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. Generally, upon entering into a total return swap no amount is recorded. Subsequent changes in value are recorded in unrealized appreciation/depreciation on total return swaps at fair value on the Statement of Assets and Liabilities, and net change in unrealized appreciation/depreciation on total return swap contracts on the Statement of Operations. Gain or loss is realized on the termination date of the swap and is included in net realized gain/loss from total return swap contracts on the Statement of Operations.

The Fund may enter into total return swaps on various equity securities or indexes to increase or decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay or receive a floating reference interest rate, and an amount equal to the opposite price movement of securities or an index (expressed as a percentage) multiplied by the notional amount of the contract. Equity leg payments equal to the positive price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities. Reference leg payments equal a floating reference interest rate and an amount equal to the negative price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract.

The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to make or receive payments to or from the counterparty based on the movement of credit spreads on the related indexes or securities.

For the period ended March 31, 2022, the Fund had ending monthly average notional amounts of $230,526 on total return swaps which are either long or short the reference

Purchased Options: The Fund may purchase put and call options to seek an increase in total return. Purchased call and put options entitle the Fund to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the purchase of a call or put option, the premium paid by the Fund is included on the Statement of Assets and Liabilities as an investment. All premiums are marked-to-market daily, and any unrealized appreciation or depreciation is recorded on the Fund’s Statement of Operations. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments on the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid. The average market value of purchased options contracts open during the period ended March 31, 2022, was $11,446. There were no open purchased options at March 31, 2022.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

4.	DERIVATIVE INSTRUMENTS (continued)

The valuation of derivative instruments by risk exposure as reported within the Statement of Assets and Liabilities at March 31, 2022 was as follows:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Assets:			Liabilities:
Market and Credit Risk (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	$1,758,826	Unrealized depreciation on total return swap contracts	$4,846,708
Total		$1,758,826		$4,846,708

For the period ended March 31, 2022, the effect of derivative instruments on the Statement of Operations were as follows:

Risk Exposure	Statement of Operations Location	Statement of Cash Flows Location	Realized Gain/ (Loss) on Derivatives	Statement of Operations Location	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Market and Credit Risk (Purchased Options)	Net realized gain/(loss) on Investments	Proceeds from sale of option contracts	$ (50,511)	Included in change in net unrealized appreciation (depreciation) on Investments	$—
Market and Credit Risk (Total Return Swap Contracts)	Net realized gain/(loss) on total return swaps	Net realized gain on total return swap contracts	505,697	Change in unrealized appreciation/ (depreciation) on total return swaps	(3,460,976)
Total			$ 455,186		$(3,460,976)

Offsetting Arrangements: Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

4.	DERIVATIVE INSTRUMENTS (continued)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2022:

Offsetting of Derivative Assets
					Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Cash Collateral Received*	Net Amount
Total Return Swap Contracts	Morgan Stanley	$1,511,752	$—	$1,511,752	$(1,511,752)	$—	$—
	Goldman Sachs	247,074	—	247,074	(127,887)	—	119,187
TOTAL		$1,758,827	$—	$1,758,827	$(1,639,639)	$—	$119,187

Offsetting of Derivative Liabilities
					Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset	Cash Collateral Pledged*	Net Amount
Total Return Swap Contracts	Bank of America	$(41,929)	$—	$(41,929)	$—	$—	$(41,929)
	Morgan Stanley	(4,676,892)	—	(4,676,892)	(1,511,752)	—	(3,207,069)
	Goldman Sachs	(127,887)	—	(127,887)	(127,887)	—	—
TOTAL		$(4,846,708)	$—	$(4,846,708)	$(1,681,568)	$—	$(3,207,069)

*	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral pledged or received.

5.	RELATED PARTY TRANSACTIONS AND OTHER

As of March 31, 2022, the Fund had no investments that were related parties.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Agreement”). Pursuant to the Agreement, the Fund pays the Adviser a fee (the “Management Fee”) computed and payable monthly in arrears, at the annual rate of 1.25% of the Fund’s net asset value. The Sub-Adviser provides sub-advisory services to the Fund pursuant to a Sub-Advisory agreement among the Sub-Adviser and Adviser and the Fund. In consideration of the sub-advisory services provided to the Fund by the Sub-Adviser, the Adviser pays the Sub-Adviser, out of the Management Fee, a fee computed and payable monthly in arrears, at the annual rate of 0.75% of the Fund’s net asset value (the “Sub-Advisory Fee”). For purposes of determining the Management Fee payable to the Adviser and the Sub-Advisory Fee payable to the Sub-Adviser for any month, “net asset value” means the total value of all assets of the Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Fund as of such date, and calculated before giving effect to any repurchase of Units on such date and before any reduction for any

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

5.	RELATED PARTY TRANSACTIONS AND OTHER (continued)

fees (including the Distribution and Servicing Fee and the Incentive Fee (defined below)) and expenses of the Fund. The Management Fee and Sub-Advisory Fee are prorated for any period of less than a month based on the number of days in such period. During the period ended March 31, 2022, the Adviser earned $566,197 of Management Fee which is included in the Statement of Operations.

Additionally, pursuant to the Sub-Advisory Agreement, the Fund will pay the Sub-Adviser an incentive fee, calculated as 20% of the amount by which the Fund’s net profits attributable to each class of Units for all performance periods ending within or coterminous with the close of such fiscal year exceed the balance of the loss carryforward account maintained in respect of such class, without duplication for any incentive fee paid by the Fund in respect of such class during such fiscal year. The Fund also pays the Sub-Adviser the Incentive Fee in the event that a performance period ends in connection with the repurchase of Units by the Fund or a dividend or other distribution payable by the Fund, in each case on the date as of which the Fund’s NAV attributable to any class is calculated for such purpose; provided that only that portion of the Incentive Fee that is attributable to (i) the Units being repurchased (not taking into account any proceeds from any contemporaneous issuance of Units, by reinvestment of dividends and other distributions or otherwise), or (ii) the dividend or other distribution being paid by the Fund and not being reinvested in Units of the Fund, is paid to the Sub-Adviser for such performance period. The Incentive Fee, if any, is calculated and accrued on each date that the Fund calculates its NAV.

“Performance period” means each 12-month period ending as of the Fund’s fiscal year-end (or, for the first fiscal year of the Fund, the period from the commencement of the Fund’s operations through the end of the Fund’s first fiscal year; or such other period ending as of the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed); provided that the period of time from the prior performance period-end (or commencement of the Fund, as the case may be) through the valuation date of (i) a repurchase offer and (ii) a dividend or other distribution also constitutes a performance period. The Incentive Fee is payable for a performance period only if and to the extent that the Fund’s loss carryforward account has a balance of zero. The loss carryforward account is a memorandum account with respect to each class that had an initial balance of zero upon commencement of the class’s operations and, thereafter, is credited as of the end of each performance period with the amount of any net loss of the Fund attributable to such class for that performance period, and is debited with the amount of any net profits of the Fund attributable to such class for that performance period, as applicable. This is known as a “high water mark.” During the period ended March 31, 2022, the Sub-Adviser earned no Incentive Fees for Class A or Class I.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

The Adviser has contractually agreed to limit the amount of specified expenses to an annual rate of 0.60% of the Fund’s net asset value. “Specified expenses” means all expenses incurred by the Fund, except for the management fees and incentive fees paid to the Adviser and Sub-Adviser, distribution or servicing fees, brokerage costs, certain transaction-related expenses, including those incurred in connection with short sales, interest expense and fees and expenses on credit facilities, taxes and extraordinary expenses. Any waiver or reimbursement is subject to repayment by the Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation. During the period ended March 31, 2022, the Adviser reimbursed $129,031 to the Fund.

The Adviser and Sub-Adviser (together the “Advisers”) have entered into an “Expense Limitation and Reimbursement Agreement” with the Fund for a one-year term beginning on the initial Closing Date and ending on the one year anniversary thereof to limit the amount of “Specified Expenses” borne by the Fund to an amount not to exceed 0.60% per annum of the Fund’s net assets (i.e., the Expense Cap). Specified Expenses means all expenses incurred by the Fund, except for: (i) the Management Fee; (ii) the Incentive Fee; (iii) any distribution or servicing fee paid with respect to certain classes of Units, including the Distribution and Servicing Fee; (iv) brokerage costs; (v) certain transaction-related expenses, including those incurred in connection with effecting short sales; (vi) interest payments; (vii) fees and expenses incurred in connection

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

5.	RELATED PARTY TRANSACTIONS AND OTHER (continued)

with a credit facility, if any, obtained by the Fund; (viii) taxes; and (ix) extraordinary expenses (as determined in the sole discretion of the Adviser). To the extent that Specified Expenses for a month exceed the Expense Cap, the Advisers will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Advisers bear Specified Expenses, they are permitted to receive reimbursement for any expense amounts previously paid or borne by the Advisers, for a period not to exceed three years from the date on which such expenses were paid or borne by the Advisers, even if such reimbursement occurs after the term of the Expense Limitation and Reimbursement Agreement, provided that the Specified Expenses have fallen to a level below, and the reimbursement amount does not raise the level of Specified Expenses in the month the reimbursement is being made to a level that exceeds, the Expense Cap in place at the time such amounts were borne by the Advisers and the expense limitation in place at the time of the reimbursement, if any. At March 31, 2022, the amount of these potentially recoverable expenses was $1,267,077, and is included in the Payable to Adviser in the Statement of Assets and Liabilities.

The Adviser may recapture all or a portion of this amount prior to September, of the fiscal years stated below:

2023	$109,695
2024	1,028,351
2025	129,031
Total	$1,267,077

Each Independent Director, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Independent Directors for the period ended March 31, 2022 was $43,732, which is included in Directors’ and Officer Fees in the Statement of Operations.

During the period ended March 31, 2022, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $2,631, which is included in Directors’ and Officer Fees in the Statement of Operations.

Certain officers and the interested director of the Fund are also Officers of the Adviser, and are registered representatives of Foreside Fund Services, LLC.

6.	ADMINISTRATION AND CUSTODIAN FEES

SS&C Technologies and its affiliates DST Asset Manager Solutions, Inc. and ALPS Fund Services, Inc. serve as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For their services, the Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended March 31, 2022, the total administration fees were $67,272 which is included in Accounting and administration fees in the Statement of Operations.

The Bank of New York Mellon serves as the custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with domestic and foreign sub-custodians. For the period ended March 31, 2022, the total custodian fees were $37,436 which is included in Custody fees in the Statement of Operations.

7.	INVESTMENTS

For the period ended March 31, 2022, purchases and sales of investments, other than short sales, and short-term obligations, amounted to $42,316,843 and $25,633,740, respectively.

CPG Cooper Square International Equity, LLC

Notes to Financial Statements (Unaudited) (Continued)
March 31, 2022

8.	REPURCHASE OF UNITS

No investor or other person holding Units acquired from an investor has the right to require the Fund to redeem any Units. To provide a limited degree of liquidity to investors, the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by investors. Repurchases will be made at such times, in such amount and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that it will recommend to the Board that the Fund offer to repurchase Units from investors on a quarterly basis, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to 25% of the net assets of the Fund. In certain circumstances, however, the Board may determine not to conduct a repurchase offer, or to conduct a repurchase offer of more or less than 25% of the Fund’s net assets. Each repurchase offer will generally commence approximately 85 days prior to the applicable repurchase date.

9.	INDEMNIFICATION

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10. SPECIAL MEETING OF SHAREHOLDERS

On October 21, 2021, Central Park Group, the parent company of the Adviser, and Macquarie Management Holdings, Inc. (“Macquarie”) announced that they had entered into an agreement whereby Macquarie agreed to acquire Central Park Group, subject to the satisfaction or appropriate waiver of certain closing conditions (the “Transaction”). At a special meeting of Fund investors held on February 18, 2022, investors approved the new investment advisory agreement with the Adviser (the “New Agreement”), with 50,871,254 votes for approval, 651,671 votes against and 4,120,094 abstentions. Investors were asked to approve the New Agreement as, upon the closing of the Transaction, the investment advisory agreement then in place between the Adviser and the Fund would automatically terminate in accordance with its terms and applicable law. Similarly, and for the same reason, Fund investors were also asked to approve a new sub-advisory agreement with the Sub-Adviser. At the same special meeting of Fund investors, investors approved the new sub-advisory agreement with the Sub-Adviser, with 50,631,313 votes for approval, 651,671 against and 4,360,035 abstentions.

On March 11, 2022, Central Park Group and Macquarie announced that the Transaction had closed earlier that day (the “Closing”).

11.	SUBSEQUENT EVENTS

Subsequent events after March 31, 2022 have been evaluated through the date the financial statements were issued. On March 24, 2022, the Board appointed Delaware Distributors, L.P. (“DDLP”) as the distributor of the Fund, effective April 1, 2022. DDLP is, as of the Closing of the Transaction with Macquarie, an affiliate of the Adviser and is an indirect subsidiary of Macquarie.

CPG Cooper Square International Equity, LLC

Other Information (Unaudited)
March 31, 2022

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the period from the Fund’s commencement through June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) no more than 60 days after the Fund’s first and third fiscal quarters of each fiscal year on Form N-PORT. For the Fund, this would be for the fiscal quarters ending December 31 and June 30. The Fund’s Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

Approval of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting on November 19, 2021, the Directors, including the Independent Directors, evaluated the proposed Advisory Agreement of the Fund (the “Post-Closing Advisory Agreement”) and the proposed Sub-Advisory Agreement (the “Post-Closing Sub-Advisory Agreement” and together with the Post-Closing Advisory Agreement, the “New Agreements”), in connection with the change of control of the Adviser, to be effective upon the closing of the proposed transaction with Macquarie (the “Transaction”). The Independent Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the New Agreements. The Directors reviewed materials furnished by the Adviser and Macquarie, and discussed with the Adviser and Macquarie information regarding the Adviser, Macquarie, their respective affiliates and its personnel, operations and financial condition. Tables prepared by the Adviser indicating comparative fee information, and comparative performance information as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser and Macquarie the Fund’s operations and the Adviser’s ability to provide advisory and other services to the Fund following the closing of the Transaction (the “Closing”). In particular, the Board considered the following:

(i)

The nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser: With respect to the New Agreements, the Directors received and considered information regarding the nature, extent and quality of services to be provided by the Adviser post-Closing. In evaluating the nature, extent and quality of services to be provided by the Adviser after the Closing, the Directors considered information provided by the Adviser and Macquarie regarding their advisory services, investment philosophy and process, investment management capabilities, business and operating structure, scale of operations, leadership and reputation, distribution capabilities, and financial condition (in the case of the Adviser, both pre- and post-Closing). The Directors also considered the capabilities, resources and personnel of the Adviser, noting that the founding members of Central Park Group had already agreed to join Macquarie pending closing of the Transaction, and that Macquarie had offered all personnel of the Adviser to join Macquarie as employees, in order to determine whether the Adviser will continue to be capable of providing the same level of investment management services currently provided to the Fund. The Directors also considered the transition and integration plans of Central Park Group and Macquarie, as had been presented to the Board, as well as the risks related to the integration of Central Park Group’s business into the Macquarie organization following completion of the Transaction. The Directors considered Macquarie’s experience with integrating other asset managers that it recently acquired. The Directors considered the resources and infrastructure that the Adviser and Macquarie intend to devote to integrating the compliance program of the Fund and the Adviser with those of Macquarie to ensure compliance with applicable laws and regulations as well as Macquarie’s commitment to those programs. The Directors also considered the resources that Macquarie has devoted to its risk management program and cybersecurity program. The Directors also reviewed information provided by Macquarie at the previous meeting related to its business, legal, and regulatory affairs. This review considered the resources available to the Adviser as a subsidiary of Macquarie to provide the services specified under the proposed Post-Closing Investment Advisory

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Agreement. The Directors considered Macquarie’s financial condition, and noted that the Adviser, as a subsidiary of Macquarie, believes that it will be able to provide a high level of service to the Fund and continuously invest and re-invest in its business. Finally, the Directors considered that, following the Transaction, the Adviser believes there will not be any diminution in the nature, quality and extent of services provided to the Fund and its investors by the Adviser compared to those currently provided.

The Directors considered that the same portfolio managers and portfolio management teams that manage the Fund are expected to continue to do so after the Transaction, except that the portfolio managers that are currently Central Park Group employees are anticipated to become employees of a subsidiary of Macquarie. The Board determined that it had considered the qualifications of the portfolio managers for the Fund at the Fund’s most recent meeting at which the Board last approved the Fund’s existing Investment Advisory Agreement and Sub-Advisory Agreement (the “Last 15(c) Meeting”).

The Directors considered that the terms and conditions of the proposed Post-Closing Advisory Agreement are identical in all material respects to the terms and conditions of the existing Advisory Agreement, except that the Post-Closing Advisory Agreement provides that the Fund may bear a portion of expenses associated with personnel of the Adviser or its affiliates providing legal services to the Fund (including, without limitation, the review and updating of the registration statement, review of investor reports, preparing materials relating to Board and investor meetings, the negotiation of service provider agreements and other contracts for the Fund and the preparation and review of various regulatory filings for the Fund) and producing Fund regulatory materials (including, without limitation, the production and formatting of investor reports and offering documents for the Fund). The Directors considered that, under this provision, certain expenses associated with personnel of the Adviser or its affiliates providing legal services and producing Fund regulatory materials may be allocated to the Fund by Macquarie, but that none of these expenses will be allocated to the Fund for a period of at least two years following the Closing. The Directors considered that Macquarie believes that the provision by personnel of the Adviser or its affiliates of such services currently provided by external counsel and service providers will be more cost-efficient for the Fund, provided, however that there is no guarantee that this expectation will prove to be true. The Directors considered that these expenses will not be imposed without further approval from the Board.

After review of these and other considerations, the Directors concluded that the Adviser will continue to be capable of providing investment advisory services of the same high quality as the investment advisory services that are currently provided to the Fund by the Adviser, and that these services are appropriate in nature, quality and extent in light of the Fund’s operations and investor needs.

The Directors also considered that the Adviser believes that there will not be any diminution in the nature, quality and extent of services provided to the Fund and its investors by the Sub-Adviser compared to those currently provided. The Directors considered that the same portfolio managers and portfolio management teams that manage the Fund are expected to continue to do so under the proposed Post-Closing Sub-Advisory Agreement. The Board determined that it had considered the qualifications of the portfolio managers for the Fund at its Last 15(c) Meeting.

The Directors considered that the terms and conditions of the proposed Post-Closing Sub-Advisory Agreement are identical in all material respects to the terms and conditions of the current Sub-Advisory Agreement.

After review of these and other considerations, the Directors concluded that the Sub-Adviser will continue to be capable of providing sub-investment advisory services of the same high quality as the sub-investment advisory services currently provided to the Fund by the Sub-Adviser, and that these services are appropriate in nature and extent in light of the Fund’s operations and investor needs.

(ii)

Investment performance of the Fund: With respect to the performance of the Fund, the Directors considered their review of peer group and benchmark investment performance comparison data relating to the Fund’s performance record presented at the Last 15(c) Meeting, at other Board meetings throughout the year and/or in response to an Information Request from the Board (the “Information Request”). The Directors considered that information reviewed at the Last 15(c) Meeting and other Board meetings would be relevant given that the Fund is expected to retain its current portfolio managers and portfolio management teams.

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The Board reviewed the performance of the Fund and compared that performance to the performance of its comparative indices, and to the performance of other investment companies presented by the Adviser with similar strategies (the “Comparable Funds”), noting that the Fund underperformed the Comparable Funds and underperformed its benchmarks during the applicable comparative year-to-date period as well as since inception. .

Based on information presented to the Board at the Last 15(c) Meeting, other Board meetings throughout the year and in response to the Information Request and its discussions with the Adviser and Macquarie, the Board concluded that the Adviser and Sub-Adviser are capable of continuing to generate a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, strategies and restrictions.

(iii)

Fees to be paid to the Adviser and expenses of the Fund: The Directors considered that they had reviewed the Fund’s existing advisory fee rate at the Last 15(c) Meeting. The Directors considered that the proposed Post-Closing Advisory Agreement did not change the Fund’s contractual advisory fee rate and that the proposed Post-Closing Sub-Advisory Agreement did not change the Fund’s contractual sub-advisory fee rate (which is paid by the Adviser) or incentive fee rate (which is paid by the Fund). The Directors also considered that the Adviser and Macquarie had represented to the Board that they will use commercially reasonable efforts to ensure that they and their respective affiliates do not take any action that imposes an “unfair burden” on the Fund as a result of the Transaction or as a result of any express or implied terms, conditions or understandings applicable to the Transaction, for so long as the requirements of Section 15(f) of the Investment Company Act apply. The Board concluded that the continued retention of the Adviser was unlikely to impose an unfair burden on the Fund because, after the Transaction, none of the Adviser, Macquarie, or any of their respective affiliates, would be entitled to receive any compensation directly or indirectly (1) from any person in connection with the purchase or sale of securities or other property to, from, or on behalf of the Fund (other than ordinary fees for bona fide principal underwriting services), or (2) from the Fund or their investors for other than bona fide investment advisory or other services. Based on its review, the Board determined, with respect to the Fund, that the advisory fee is fair and reasonable in light of the nature, extent and quality of services to be provided to the Fund under the proposed New Agreements.

(iv)

The extent to which economies of scale may be realized as the Fund grows larger and whether fee levels reflect such economies of scale for the Fund’s investors: The Directors considered potential or anticipated economies of scale in relation to the services the Adviser would continue to provide to the Fund as a subsidiary of Macquarie. The Directors considered the Adviser’s representation that the ability to share costs with a much larger parent organization post-Transaction may reasonably be expected to enable the Adviser to reach greater economies of scale in a shorter time frame. The Directors also considered the Adviser’s and Macquarie’s representations that they may realize economies of scale in connection with the operation of the Fund if certain operational efficiencies, cost synergies and possible future consolidation of service providers and vendors are achieved, and discussed how such potential economies of scale, if achieved, could be shared, including by reinvestment of profits back into the Adviser’s business. The Directors noted that it will have the opportunity to periodically re-examine whether a Fund has achieved economies of scale, and the appropriateness of investment advisory fees payable to the Adviser, in the future.

The Directors considered potential or anticipated economies of scale in relation to the services the Sub-Adviser would continue to provide to the Fund. The Directors considered that the Fund had not gathered a substantial amount of assets under management since it launched in November 2020 and concluded that material economies of scale, the benefit of which should be shared with the Fund, were not realized during the period since commencement of operations. The Directors noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of sub-advisory fees payable to the Sub-Adviser, in the future.

(v)

Profits to be realized by the Adviser, Macquarie and their Affiliates from their relationship with the Fund: The Directors considered the benefits the Adviser, Macquarie and their affiliates may derive from their relationship with the Fund. The Directors also considered information on the Adviser’s anticipated post-Transaction profitability that was provided in response to the Information Request. The Directors considered Macquarie’s representation that, while subject to uncertainty, the fully integrated Central Park Group complex, including investments to support ongoing growth, was expected to have an overall marginally positive impact on Macquarie’s overall financial profitability. The

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Directors considered that the estimated profitability of the Adviser, Macquarie and their affiliates was not excessive in light of the nature, extent and quality of the services to be provided to the Fund. The Directors noted the difficulty of accurately projecting profitability under the current circumstances and noted that they would have the opportunity to give further consideration to the Adviser and Macquarie’s profitability with respect to the Fund at the end of the initial two-year term of the proposed Post-Closing Advisory Agreement.

The Directors also noted that the Transaction is not expected to have any effect on the profitability of the Sub-Adviser as it relates to the Fund. The Directors also noted that the Fund had been in operation for only one year, and that it will have the opportunity to periodically re-examine the Sub-Adviser’s profitability in the future, as more useful historical information becomes available.

(vi)

Fall-out benefits to the Adviser, Macquarie and their Affiliates: The Directors considered the possible fall-out benefits that may accrue to the Adviser, Macquarie and the Sub-Adviser and their respective affiliates. The Directors noted that the Transaction provides Macquarie and its affiliates the opportunity to deliver additional alternative investment products to investors and that the Adviser can provide portfolio management services to new alternative investment products sponsored by Macquarie. The Directors considered that the Transaction, if consummated, would marginally increase Macquarie’s assets under management and expand Macquarie’s investment capabilities and relationships with certain wealth management intermediaries where Central Park Group has extensive relationships with financial advisors that sell alternative products to high net worth individuals. The Directors considered that senior personnel of the Adviser (including Mr. Tanzman, who is a Director that is an “interested person,” as defined in the 1940 Act, of the Funds) were expected to receive substantial consideration from Macquarie for selling their interests in Central Park Group to Macquarie. Based on its review, the Board determined that any “fall-out” benefits that may accrue to the Adviser, Macquarie and the Sub-Adviser and their respective affiliates are fair and reasonable.

Based on the foregoing and other relevant considerations, the Directors, including a majority of the Independent Directors, acting within their business judgment, (1) concluded that the terms of the proposed New Agreements are fair and reasonable and that approval of the proposed New Agreements are in the best interests of the Fund and its investors, (2) voted to approve the proposed New Agreements, and (3) voted to recommend approval of the proposed New Agreements by Fund investors. The Board noted some factors may have been more or less important with respect to the Fund and that no one factor was determinative of its decisions which, instead, were premised upon the totality of factors considered. In this connection, the Board also noted that different Board members likely placed emphasis on different factors in reaching their individual conclusions to vote in favor of the proposed New Agreements and to recommend approval of the proposed New Agreements by investors.

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Gregory S. Rowland, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Cooper Square International Equity, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	June 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	June 9, 2022

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	June 9, 2022

*	Print the name and title of each signing officer under his or her signature.